Description of Organization and Business Operations (Details) - USD ($)			1 Months Ended		4 Months Ended	6 Months Ended
	Jan. 23, 2021	Nov. 30, 2020	Jan. 23, 2021	Aug. 31, 2020	Dec. 31, 2020	Jun. 30, 2021
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)						$ 11.50
Offering costs.		$ 19,700,000
Deferred underwriting fees		$ 12,100,000
Fair market value, percentage					80.00%
Business combination, description					Pursuant to the Company’s certificate of incorporation, if the Company is unable to complete the Initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter subject to lawfully available funds therefor, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s franchise and income taxes (less up to $100,000 of such net interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Letter Agreement Description					80% of the Class B common stock (including any shares of Class A common stock issued in respect of the conversion of such Class B common stock upon the consummation of a Business Combination (as defined in the Existing Letter Agreement)) held by it, him or her will be restricted from Transfer (as defined in the Letter Agreement Amendment) until the one-year anniversary of the date of the consummation of a Business Combination, or earlier if, subsequent to the consummation of a Business Combination, (a) the last sale price of the Class A common stock equals or exceeds $12.00 per share for any 20 trading days within a 30-day trading period commencing at least 150 days after the consummation of a Business Combination or (b) the Company consummates a transaction which results in all of the Company’s stockholders having the right to exchange their shares of Common A Common Stock and Class B common stock for cash, securities or other property; and
Aggregate purchase price					$ 25,000
Operating bank account					716,000
Interest income					10,316
Working capital deficit					1,600,000	$ 6,000,000.0
Offering costs in exchange					25,000	25,000
Loan participation					235,000	$ 235,000
Minimum Net Tangible Assets Upon Consummation Of Business Combination					$ 5,000,001
Trust Account
Description of Organization and Business Operations (Details) [Line Items]
Business combination agreement					The Company’s certificate of incorporation provides that, other than the withdrawal of interest to pay franchise and income taxes (less up to $100,000 to pay dissolution expenses), none of the funds held in the Trust Account will be released until the earliest of: (i) the completion of the Initial Business Combination; (ii) the redemption of any shares of Class A common stock included in the Units (the “Public Shares”) sold in the Initial Public Offering that have been properly tendered in connection with a stockholder vote to amend the Company’s certificate of incorporation to affect the substance or timing of its obligation to redeem 100% of such Public Shares if it has not consummated an Initial Business Combination within 24 months from the closing of the Initial Public Offering, or November 30, 2022 (or 27 months from the closing of the Initial Public Offering, or February 28, 2023, if the Company has executed a letter of intent, agreement in principle or definitive agreement for a business combination within 24 months from the closing of the Initial Public Offering) (the “Combination Period”); or (iii) the redemption of 100% of the Public Shares if the Company is unable to complete an Initial Business Combination within the Combination Period. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)		34,500,000
Share price per share (in Dollars per share)		$ 10.00			$ 0.20
Business combination with proceeds		$ 345,000,000.0
Sale of units (in Shares)		34,500,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)		4,500,000
Share price per share (in Dollars per share)		$ 10.00
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)					$ 1.00
Business combination with proceeds					$ 9,900,000
Sale of units (in Shares)					9,900,000
Net proceeds					$ 345,000,000.0
Net proceeds of shares (in Dollars per share)					$ 10.00
Class B common stock
Description of Organization and Business Operations (Details) [Line Items]
Issuance of Class B common stock to initial stockholders (in Shares)				11,500,000	8,625,000
Aggregate purchase price					$ 863
Class B common stock | Founders Stock Agreement
Description of Organization and Business Operations (Details) [Line Items]
Business Combination Agreement percentage					25.00%
Class A common stock
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)	25,000,000		25,000,000
Share price per share (in Dollars per share)	$ 10.00		$ 10.00
Business combination with proceeds			$ 250,000,000.0
Issuance of Class B common stock to initial stockholders (in Shares)					0
Aggregate purchase price					$ 0
Working capital deficit			$ 50,000,000
Class A common stock | Founders Stock Agreement
Description of Organization and Business Operations (Details) [Line Items]
Business Combination Agreement percentage					5.00%
Class A common stock | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)	$ 10.00		$ 10.00
Issuance of Class B common stock to initial stockholders (in Shares)	25,000,000
Aggregate purchase price	$ 250,000,000